AllianzGI Short Duration High Income Fund
AllianzGI Short Duration High Income Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 1, 2019 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Short Duration High Income Fund

(for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the fee table and expense examples under “Fees and Expenses of the Fund” are hereby revised and restated in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Short Duration High Income Fund		Class A	Class C	Class T	Institutional Class	Class P	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%	none	2.50%	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	0.50%	1.00%	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Short Duration High Income Fund	Class A	Class C	Class T	Institutional Class	Class P	Class R6
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/ or Service (12b-1) Fees	0.25%	0.50%	0.25%	none	none	none
Other Expenses	0.16%	0.13%	0.16%	0.12%	0.17%	0.07%
Total Annual Fund Operating Expenses	0.89%	1.11%	0.89%	0.60%	0.65%	0.55%

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Short Duration High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	314	502	707	1,296
Class C	213	353	612	1,352
Class T	339	527	731	1,319
Institutional Class	61	192	335	750
Class P	66	208	362	810
Class R6	56	176	307	689

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Short Duration High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	314	502	707	1,296
Class C	113	353	612	1,352
Class T	339	527	731	1,319
Institutional Class	61	192	335	750
Class P	66	208	362	810
Class R6	56	176	307	689